Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net loss	$ (15,581)	$ (18,917)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized loss on investments		(16)
Non-cash interest expense		362
Stock-based compensation expense	4,145	2,897
Common stock issued for services		1,561
Depreciation and amortization	199	78
Loss on write-off of fixed assets		77
Amortization of operating right-of-use asset	227	211
Increase (decrease) in cash resulting from changes in:
Accounts receivable	(290)	(152)
Inventory	(139)	(227)
Prepaid expenses and other assets	(301)	(57)
Accounts payable	(117)	72
Accrued expenses	(99)	2,288
Operating lease liability	(227)	(202)
Net cash used in operating activities	(12,183)	(12,025)
Cash Flows from Investing Activities
Sales of short-term investments	6,996	8,079
Purchases of short-term investments	(493)	(10,116)
Purchases of property and equipment	(361)	(847)
Net cash provided by (used in) investing activities	6,142	(2,884)
Cash Flows from Financing Activities
Proceeds from issuance of common stock and warrants, net of issuance costs	4,808	14,139
Proceeds from issuance of common stock, net of issuance costs	495
Proceeds from issuance of convertible notes payable	1,250
Proceeds from exercise of warrants	258
Deferred offering costs	(509)	(25)
Net cash provided by financing activities	6,302	14,114
Effect of foreign currency translation on cash flow	38	7
Net Increase (Decrease) in Cash and Cash Equivalents	299	(788)
Cash and Cash Equivalents at Beginning of Year	2,129	2,917
Cash and Cash Equivalents at End of Year	2,428	2,129
Cash at End of Year	2,428	480
Cash Equivalents at End of Year		1,649
Cash paid during the year for:
Interest
Income taxes
Non-cash investment and financing activities:
Common stock issued upon conversion of preferred stock		13,639
Common stock issued upon conversion of debt		$ 13,868